Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Interest and fees on loans	$ 35,944	$ 36,474
Interest and dividends on investments	731	1,026
Interest on federal funds sold and cash equivalents	109	246
Total interest income	36,784	37,746
Interest expense:
Interest on deposits	5,032	6,483
Interest on borrowings	763	941
Total expenses	5,795	7,424
Net interest income	30,989	30,322
Provision for loan losses	2,700	7,300
Net interest income after provision for loan losses	28,289	23,022
Noninterest income (loss)
Gain on sale of SBA loans	2,225	3,582
Gain on sale of investment securities	251	0
Loan fees	702	394
Net income from BOLI	363	202
Service fees on deposit accounts	268	220
Other than temporary impairment losses	(955)	0
Portion of loss recognized in other comprehensive income (OCI) (before taxes)	0	0
Net impairment losses recognized in earnings	(955)	0
(Loss) gain on sale and write-down of real estate owned	(662)	(999)
Other	1,234	969
Total noninterest income (loss)	3,426	4,368
Noninterest expense
Compensation and benefits	6,733	5,866
Professional services	1,646	1,746
Occupancy and equipment	1,087	1,043
Data processing	482	410
FDIC insurance	1,127	1,094
OREO expense	4,563	1,529
Other operating expense	3,214	3,391
Total noninterest expense	18,852	15,079
Income before income tax expense	12,863	12,311
Income tax expense	5,024	4,242
Net income attributable to Company and noncontrolling interest	7,839	8,069
Net income attributable to noncontrolling interest	(268)	(756)
Net income	7,571	7,313
Discount on retirement of preferred shares	1,948	0
Preferred stock dividend and discount accretion	(1,058)	(1,012)
Net income available to common shareholders	$ 8,461	$ 6,301
Earnings per common share
Basic (in dollars per share)	$ 1.42	$ 1.06
Diluted (in dollars per share)	$ 1.42	$ 1.06
Weighted average shares outstanding
Basic (in shares)	5,964,018	5,920,884
Diluted (in shares)	5,965,663	5,924,226